Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount			$ 9.9	$ 7.9
Operating loss carry forwards			76.3
Tax cut and jobs act, net operating loss generated			76.3
Tax credit carryforward, amount			3.2
Effective tax rate	0.00%	0.00%
Federal statutory rate	0.00%	21.00%
California Research And Development [Member]
Income Taxes [Line Items]
Tax credit carryforward, amount			2.3
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carry forwards			$ 96.7